6 Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff Costs
Wages and salaries	£ 2,762	£ 5,393	£ 5,278
Defined contribution pension cost (note 26)	90	149	158
Social security contributions and similar taxes	565	639	643
Share-based payment	(34)	(36)	520
Staff costs gross	3,383	6,145	6,599
Continuing operations	3,383	4,352	4,578
Discontinued operations		1,793	2,021
Staff costs	£ 3,383	£ 6,145	£ 6,599